united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 8/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017
Shares		Value
	COMMON STOCK - 10.5%
	WATER - 10.5%
3,878	American States Water Co.	$ 191,185
2,365	American Water Works Co., Inc.	191,328
6,934	Aqua America, Inc.	231,596
4,159	California Water Service Group	155,755
2,888	SJW Group	160,284
	TOTAL COMMON STOCK (Cost - $937,766)	930,148

	PREFERRED STOCK - 1.6%
	TELECOMMUNICATIONS - 1.6%
5,578	Qwest Corp., 7.00% * (Cost - $142,547)	142,072

	MUTUAL FUND - 3.0%
	ASSET ALLOCATION FUND - 3.0%
12,449	Wells Fargo Utility and Telecommunications Fund - Class A (Cost - $255,235)	268,272

	EXCHANGE TRADED FUNDS - 69.9%
	COMMODITY FUND - 7.9%
28,218	PowerShares DB Oil Fund ETF *	235,056
6,162	ProShares UltraShort Bloomberg Crude Oil ETF *	244,200
3,130	United States Short Oil Fund LP ETF *	225,266
		704,522
	EQUITY FUND - 39.3%
9,158	First Trust Emerging Markets AlphaDEX Fund ETF	244,335
89	First Trust NASDAQ Semiconductor ETF	2,335
567	iShares MSCI Emerging Markets ETF	25,419
1,594	iShares PHLX Semiconductor ETF	241,092
1,074	iShares Russell 3000 ETF	157,115
1,107	iShares U.S. Aerospace & Defense ETF	189,253
522	iShares U.S. Healthcare Providers ETF	77,120
1,421	iShares U.S. Technology ETF	212,852
3,726	PowerShares Dynamic Semiconductors Portfolio ETF	169,794
2,025	ProShares Short S&P500 ETF *	66,400
2,264	Proshares Ultra Oil & Gas ETF	66,811
2,810	ProShares Ultra QQQ ETF	181,582
630	ProShares UltraPro QQQ ETF *	72,746
3,552	PureFunds ISE Cyber Security ETF	105,636
8,869	Schwab Emerging Markets Equity ETF	239,640
7,182	Schwab International Equity ETF	234,492
3,947	Schwab U.S. Broad Market ETF	235,715
657	SPDR Energy Select Sector Fund ETF	41,371
347	TierraXP Latin America Real Estate ETF	10,889
249	Vanguard FTSE Developed Markets ETF	10,587
5,425	Vanguard FTSE Emerging Markets ETF	240,328
345	Vanguard REIT ETF	28,994
717	Vanguard S&P 500 ETF	162,974
1,856	Vanguard Total Stock Market ETF	235,675
1,991	Vanguard Utilities ETF	240,294
		3,493,450
	FIXED INCOME FUND - 22.7%
2,205	iShares 7 - 10 Year Treasury Bond ETF	238,669
1,726	iShares 10 - 20 Year Treasury Bond ETF	239,862
1,848	iShares 20+ Year Treasury Bond ETF	236,526
1,954	iShares iBoxx $ Investment Grade Corporate Bond ETF	237,626
1,543	iShares U.S. Credit Bond ETF	174,004
5,161	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	236,116
3,269	SPDR Bloomberg Barclays Long Term Treasury ETF	241,089
2,003	Vanguard Extended Duration Treasury ETF	243,645
2,587	Vanguard Intermediate-Term Government Bond ETF	168,983
		2,016,519

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,119,500)	6,214,491

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Par Value		Value

	BONDS & NOTES - 0.4%
	COMMERCIAL MBS - 0.1%
$ 4,008	Banc of America Funding 2006-2 Trust, 5.75%, 3/25/36	$ 3,894
1,013	WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.75%, 11/25/18	1,023
9,231	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.37%, 9/25/36 ~	4,912
		9,829
	HOME EQUITY - 0.2%
15,592	Countrywide Asset-Backed Certificates, 5.22%, 10/25/17 ~	15,673
4,533	RASC Series 2003-KS4 Trust, 3.87%, 5/25/33 ~	4,580
		20,253
	OTHER ABS - 0.1%
6,989	Equity One Mortgage Pass-Through Trust 2003-4, 5.87%, 10/25/34 ~	6,890

	TOTAL BONDS & NOTES (Cost - $35,434)	36,972

Shares
	SHORT-TERM INVESTMENT - 13.6%
	MONEY MARKET FUND - 13.6%
1,211,908	Federated Government Obligations Fund - Institutional Class, 0.88% (Cost - $1,211,908) **	1,211,908

	TOTAL INVESTMENT - 99.0% (Cost - $8,702,390) (a)	8,803,863
	OTHER ASSETS LESS LIABILITIES - NET - 1.0%	85,455
	NET ASSETS - 100.0%	$ 8,889,318

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,730,612 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 124,948
	Unrealized depreciation	(51,697)
	Net unrealized appreciation	$ 73,251

* Non-income producing security.
~ Floating rate or step coupon security - Interest rate shown reflects the rate currently in effect.
** Money market fund; interest rate reflects seven-day effective yield on August 31, 2017.

ABS - Asset Backed Security
ETF - Exchange Traded Fund
LP - Limited Partnership
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2017 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 930,148	$ -	$ -	$ 930,148
Preferred Stock	142,072	-	-	142,072
Mutual Fund	268,272	-	-	268,272
Exchange Traded Funds	6,214,491	-	-	6,214,491
Bonds & Notes	-	36,972	-	36,972
Short-Term Investment	1,211,908	-	-	1,211,908
Total	$ 8,766,891	$ 36,972	$ -	$ 8,803,863

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Valuation of Investment Companies - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 10/24/17

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 10/24/17